INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2018	1,256	351	262	255	44	4,618	6,786

Additions	526	171	—	—	20	—	717
Disposals	(6)	(1)	—	—	—	—	(7)
Amortization charge for the year	(176)	(179)	(74)	(54)	(12)	—	(495)
Impairment	(251)	(48)	—	—	—	(224)	(523)
Transfer	—	2	—	—	(2)	—	—
Translation adjustment	(154)	(32)	(10)	(24)	(10)	(578)	(808)

As of December 31, 2018	1,195	264	178	177	40	3,816	5,670

Adjustment due to IFRS 16	—	—	—	—	(15)	—	(15)
Additions	50	177	—	—	12	—	239
Disposals	—	—	—	—	(2)	—	(2)
Amortization charge for the year	(159)	(155)	(30)	(42)	(8)	—	(394)
Impairment	(3)	—	—	—	—	(54)	(57)
Transfer	—	8	—	—	(8)	—	—
Translation adjustment	17	22	1	7	3	197	247

As of December 31, 2019	1,100	316	149	142	22	3,959	5,688
Cost	2,395	1,157	499	1,716	210	3,959	9,936
Accumulated amortization and impairment	(1,295)	(841)	(350)	(1,574)	(188)		(4,248)

Schedule of changes in goodwill per cash-generating unit
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU	December 31, 2019	Impairment	Currency translation	December 31, 2018

Russia	2,265	—	247	2,018
Algeria	1,167	—	(9)	1,176
Pakistan	335	—	(36)	371
Kazakhstan	154	—	1	153
Kyrgyzstan	—	(54)	—	54
Uzbekistan	38	—	(6)	44

Total	3,959	(54)	197	3,816

CGU	December 31, 2018	Impairment	Translation adjustment	December 31, 2017

Russia	2,018	—	(416)	2,434
Algeria	1,176	(125)	(39)	1,340
Pakistan	371	—	(97)	468
Kazakhstan	153	—	(24)	177
Kyrgyzstan	54	(74)	—	128
Uzbekistan	44	—	(2)	46
Armenia	—	(25)	—	25

Total	3,816	(224)	(578)	4,618

Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2019	2018

Less than 1 year	677	433
Between 1 and 5 years	19	4

Total commitments	696	437
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2019	2018

Less than 1 year	77	23
Between 1 and 5 years	5	—

Total commitments	82	23